CONCORDE WEALTH MANAGEMENT FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2022 (Unaudited)

		Fair	Percent of
	Shares	Value	Net Assets
COMMON STOCKS - 52.89%
FINANCE & INSURANCE
Chubb Ltd. - ADR (a)	1,800	$397,080	1.05%
JPMorgan Chase & Co.	7,000	938,700	2.49
		1,335,780	3.54

INFORMATION
Lumen Technologies, Inc.	49,000	255,780	0.68
Microsoft Corp.	3,200	767,424	2.04
Warner Bros Discovery, Inc. (b)	45,250	428,970	1.14
		1,452,174	3.86
MANUFACTURING
AbbVie, Inc.	5,200	840,372	2.23
Bunge Ltd. - ADR (a)	7,050	703,379	1.87
DuPont de Nemours, Inc.	6,500	446,095	1.18
Exxon Mobil Corp.	6,800	750,040	1.99
Hubbell, Inc.	3,500	821,380	2.18
Johnson & Johnson	4,800	847,920	2.25
Louisiana-Pacific Corp.	9,100	538,720	1.43
Moderna, Inc. (b)	3,200	574,784	1.53
Northrop Grumman Corp.	700	381,927	1.01
Texas Instruments, Inc.	2,200	363,484	0.96
The Hershey Co.	2,090	483,981	1.28
		6,752,082	17.91
MINING, QUARRYING & OIL & GAS EXTRACTION
Black Stone Minerals LP	68,668	1,158,429	3.07
Dorchester Minerals, LP	23,500	703,355	1.87
Franco-Nevada Corp. - ADR (a)	5,600	764,288	2.03
Martin Marietta Materials, Inc.	1,100	371,767	0.99
Pioneer Natural Resources Co.	4,750	1,084,853	2.88
Texas Pacific Land Corp.	1,445	3,387,412	8.99
		7,470,104	19.83
REAL ESTATE & RENTAL & LEASING
The Howard Hughes Corp. (b)	6,500	496,730	1.32

RETAIL TRADE
Amazon.com, Inc. (b)	5,200	436,800	1.16
Lowe’s Companies, Inc.	3,000	597,720	1.59
The TJX Companies, Inc.	7,500	597,000	1.58
		1,631,520	4.33
TRANSPORTATION AND WAREHOUSING
Canadian Pacific Railway Ltd. - ADR (a)	5,000	372,950	0.99

UTILITIES
Kinder Morgan, Inc.	10,000	180,800	0.48

WHOLESALE TRADE
Energy Transfer LP	20,000	237,400	0.63
TOTAL COMMON STOCKS (Cost $11,381,963)		19,929,540	52.89

EXCHANGE TRADED FUNDS - 7.02%
JPMorgan Ultra-Short Income ETF	20,000	1,002,600	2.66
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	6,000	591,900	1.57
Sprott Physical Gold Trust(a)(b)	74,500	1,050,450	2.79
TOTAL EXCHANGE TRADED FUNDS (Cost $2,377,968)		2,644,950	7.02

CLOSED-END FUNDS - 3.42%
PIMCO Flexible Credit Income Fund - Institutional Class (c)	47,619	335,717	0.89
Pioneer ILS Interval Fund (c)	117,583	953,597	2.53
TOTAL CLOSED-END FUNDS (Cost $1,640,000)		1,289,314	3.42

OPEN-END FUNDS - 1.65%
Cohen & Steers Institutional Realty Shares	6,895	293,441	0.78
Morgan Stanley Global Fixed Income Opportunities Fund - Institutional Class	65,333	326,663	0.87
TOTAL OPEN-END FUNDS (Cost $644,087)		620,104	1.65

	Capital
	Contributions
PRIVATE FUNDS - 9.51%
CLI Capital (b)(c)(d)	45,455	250,000	0.66
Hayman Hong Kong Opportunities Fund, L.P. (b)(c)(d)	500,000	283,344	0.75
LLR Equity Partners Parallel V, L.P. (b)(c)(d)	970,000	1,350,041	3.58
LRVHealth, L.P. (b)(c)(d)	375,000	448,937	1.19
Moran Tice 20:20 Fund, L.P. (b)(c)(d)	250,000	183,136	0.49
RCP Select Capital Fund, L.P. (b)(c)(d)	500,000	500,000	1.33
SPAC Opportunity Partners, LLC - Class A (b)(c)(d)	1,000,000	569,122	1.51
TOTAL PRIVATE FUNDS (Cost $3,661,882)		3,584,580	9.51

	Shares
REITS - 2.69%
FINANCE & INSURANCE
First Industrial Realty Trust, Inc.	12,000	579,120	1.54

REAL ESTATE & RENTAL & LEASING
Medical Properties Trust, Inc.	39,000	434,460	1.15
TOTAL REITS (Cost $998,898)		1,013,580	2.69

	Principal
CORPORATE BONDS - 2.07%	Amounts
FINANCE & INSURANCE
Discover Financial Services, 3.75%, 03/04/2025	150,000	143,699	0.38
JPMorgan Chase & Co., 6.10% to 04/01/2023 (3 Month LIBOR USD + 3.330%), Perpetual (e)(f)	150,000	145,990	0.39
		289,689	0.77

MANUFACTURING
Motorola Solutions, Inc., 7.50%, 05/15/2025	75,000	77,157	0.20

MINING, QUARRYING & OIL & GAS EXTRACTION
BP Capital Markets PLC, 4.88% to 06/22/2023 (5 Year CMT Rate + 4.398%), Perpetual (a)(e)(f)	150,000	131,250	0.35
BP Capital Markets PLC, 4.38% to 03/22/2023 (5 Year CMT Rate + 4.036%), Perpetual (a)(e)(f)	150,000	143,250	0.38
Freeport-McMoRan, Inc., 4.13%, 03/01/2028	150,000	138,612	0.37
		413,112	1.10
TOTAL CORPORATE BONDS (Cost $837,943)		779,958	2.07

U.S. GOVERNMENT OBLIGATIONS - 9.72%
United States Treasury Note, 2.25%, 11/15/2024	1,000,000	960,938	2.55
United States Treasury Note, 2.38%, 08/15/2024	2,800,000	2,702,656	7.17
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $3,680,608)		3,663,594	9.72

SHORT-TERM INVESTMENTS - 6.73%
United States Treasury Bill, 3.535%, 02/16/2023 (g)	1,600,000	1,592,043	4.23

MONEY MARKET FUNDS
Invesco Government & Agency Portfolio - Institutional Class, 4.21% (h)	1,144,509	1,144,509	3.04
Morgan Stanley Institutional Liquidity Fund Government Portfolio - Institutional Class, 4.11% (h)	1,388,980	1,388,979	3.69
		2,533,488	6.73
TOTAL SHORT-TERM INVESTMENTS (Cost $4,126,486)		4,125,531	10.96

Total Investments (Cost $29,349,835) - 99.93%		37,651,151	99.93
Other Assets in Excess of Liabilities - 0.07%		24,560	0.07
TOTAL NET ASSETS - 100.00%		$37,675,711	100.00

ADR	American Depository Receipt
REIT	Real Estate Investment Trust
(a)	Foreign issued security listed directly on a U.S. securities exchange.
(b)	Presently non-income producing.
(c)	Restricted securities may be subject to restrictions on disposition imposed by the issuer. At December 31, 2022, restricted securities represented 12.94% of net assets of the Fund.
(d)	Securities for which market quotations are not readily available are valued at fair value determined by the Advisor. Such values are approved on a quarterly basis by the Board of Directors.
(e)
Variable rate security; the coupon is based on a reference index and spread. The rate reported is the current rate as of December 31, 2022. After April 1, 2023, LIBOR (London InterBank Offered Rate) may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR.

(f)	Security is a perpetual bond and has no definite maturity date.
(g)	Rate shown is effective yield based on purchase price. The calculation assumes the security is held to maturity.
(h)	This security has a fluctuating yield; rate disclosed is the 7-day yield as of December 31, 2022.

The accompanying notes are an integral part of these schedules of investments

CONCORDE WEALTH MANAGEMENT FUND
SCHEDULE OF WRITTEN OPTIONS
December 31st, 2022 (Unaudited)

	Notional	Number of	Fair	Percent of
	Amount	Contracts (a)	Value	Net Assets
WRITTEN OPTOINS - (0.08)%
WRITTEN CALL OPTIONS - (0.04)%
JPMorgan Chase & Co.
Expiration: January 2023, Exercise Price: $138.00	402,300	30	$5,520	0.01%
Kinder Morgan, Inc.
Expiration: January 2023, Exercise Price: $18.00	180,800	100	5,000	0.01%
Moderna, Inc.
Expiration: January 2023, Exercise Price: $240.00	359,240	20	500	0.00%	(b)
Pioneer Natural Resources Co.
Expiration: January 2023, Exercise Price: $240.00	456,780	20	6,320	0.02%
TOTAL WRITTEN CALL OPTIONS (Premiums received $23,960)			17,340	0.04%

WRITTEN PUT OPTIONS - (0.04)%
Amazon.com, Inc.
Expiration: January 2023, Exercise Price: $83.00	58,800	7	2,023	0.01%
Energy Transfer LP
Expiration: January 2023, Exercise Price: $12.00	178,050	150	5,400	0.01%
Medical Properties Trust, Inc.
Expiration: January 2023, Exercise Price: $11.00	111,400	100	4,500	0.01%
Warner Bros Discovery, Inc.
Expiration: January 2023, Exercise Price: $9.00	142,200	150	5,550	0.01%
TOTAL WRITTEN PUT OPTIONS (Premiums received $24,837)			17,473	0.04%
TOTAL WRITTEN OPTIONS (Premiums received $48,797)			$34,813	0.08%

(a) Each contract is equivalent to 100 shares of common stock.
(b) Amount is less than (0.05)%.

The accompanying notes are an integral part of these schedules of investments

Securities Valuation as of December 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair values, establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value in accordance with U.S. GAAP and requires disclosure about fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. The three levels of inputs are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, credit risk, yield curves, default rates and similar data.

Level 3 –Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use in valuing the asset or liability at the measurement date and would be based on the best available information.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Directors as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investments in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.

Additional information on each illiquid restricted security held by the Fund on December 31, 2022 is as follows:

Security	Initial Acquisition Date		Shares	Cost	Fair Value	% of Net Assets
LLR Equity Partners V, L.P.	March 14, 2018		970,000	818,583	1,350,041	3.58%
PIMCO Flexible Credit Income Fund - Institutional Class	March 15, 2018		47,619	500,000	335,717	0.89%
Pioneer ILS Interval Fund	August 27, 2018		117,583	1,140,000	953,597	2.53%
LRVHealth, L.P.	July 16, 2019		375,000	318,299	448,937	1.19%
Moran Tice 20:20 Fund, L.P.	July 31, 2020		250,000	250,000	183,136	0.49%
SPAC Opportunity Partners, LLC - Class A	March 25, 2021		1,000,000	1,000,000	569,122	1.51%
RCP Select Capital Fund, L.P.	June 7, 2021		500,000	400,000	500,000	1.33%
Hayman Hong Kong Opportunities	May 6, 2022		500,000	500,000	283,344	0.75%
CLI Capital	December 20, 2022		45,455	250,000	250,000	0.66%
				$5,176,882	$4,873,894	12.94%

The following table summarized the inputs used to value the Fund’s investments measured at fair value as of December 31 2022:

	Practical Expedient*		Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$-		$19,929,540	$-	$-	$19,929,540
Exchange Traded Funds	-		2,644,950	-	-	2,644,950
Closed-End Funds	-		1,289,314	-	-	1,289,314
Open-End Funds	-		620,104	-	-	620,104
Private Funds	3,584,580	^	-	-	-	3,584,580
REITs*	-		1,013,580	-	-	1,013,580
Corporate Bonds*	-		-	779,958	-	779,958
U.S. Government Obligations	-		-	3,663,594	-	3,663,594
Short-Term Investments	-		4,125,531	-	-	4,125,531
Total Investments - Assets	$3,584,580		$29,623,019	$4,443,552	$-	$37,651,151

Other Financial Instruments - Liabilities:
Written Options	$-		$34,813	$-	$-	$34,813

	*See the Schedule of Investments for industry classifications.

^	Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
	CLI Captial	No	Not Applicable	To generate income from the various loans and bonds purchased.
Real estate investment trust (REIT) that primarily invests in direct mortgage loans and other debt obligations secured by real estate assets. They concentrate in providing mortgage financing and investing in mortgage loans of niche markets with limited competition for short-term to mid-term lending needs. The Company makes interim construction and short-term to mid-term loans for the acquisition, renovation and construction of facilities in these markets.

None
	Hayman Hong Kong Opportunities	Yes	30 Days	To generate superior risk- adjusted rates of return
Non-diversified portfolio investing in foreign currency forward and option contracts and options of East Asia Countries, may invest in interest rate derivatives to benefit from the stresses imposed on the Hong Kong Monetary Authority’s Linked Exchange Rate System. Will seek to exploit opportunities in the foreign exchange and interest rate markets in Asia.

None
	LLR Equity Partners V, L.P.	No	Not Applicable	Capital Appreciation	Diversified portfolio of equity investments in lower middle market growth companies primarily focused on software and services	Not Applicable
	LRVHealth, L.P	No	Not Applicable	Capital Appreciation	Non-diversified portfolio of insurance-linked securities	Not Applicable
	Moran Tice 20:20 Fund, L.P.	Yes	30 days	Value	Diversified portfolio of investments the Investment Manager believes will be influenced by macro-economic trends and/or event-driven situations	None
	RCP Select Capital Fund, L.P.	No	Not Applicable	Capital Appreciation	Diversified portfolio of ground-up development, value-add and income producing real estate projects and real estate financings.	Not Applicable
	SPAC Opportunity Partners, LLC - Class A	Yes	93 days	Capital Appreciation	Diversified portfolio of special purpose acquisition companies, or “SPACs”.	2 years

(1)
Up to 5% of the Fund’s net asset value per quarter via tender offer. The tender offer is subject to board approval and not a guarantee of future liquidity. A 2% early repurchase fee will be imposed for repurchases made within one year of investment.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Closed-End Funds	Open-End Funds	Total
Balance as of September 30, 2022	$-	$-	$-
Accrued discounts/premiums	-	-	-
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	-	-	-
Purchases	-	-	-
(Sales)	-	-	-
Transfer in and/or out of Level 3	-	-	-
Balance as of December 31, 2022	$-	$-	$-

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at December 31, 2022	$-

The Level 3 investments as of December 31, 2022 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.